Derivatives	12 Months Ended
Dec. 31, 2019
Derivatives [Abstract]
Derivatives
12.	Derivatives

(1)	Derivatives as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Derivative assets
Currency forward	￦	2,128	12,606	21	43,931
Currency swap		39,979	43,436	27,597	229,258
Interest rate swap		—	2,342	—	7,592
Others(*1)		—	1,844	—	2,634

	￦	42,107	60,228	27,618	283,415

Derivative liabilities
Currency forward	￦	1,956	—	7,081	—
Currency swap		14,881	233,690	59,327	45,184
Interest rate swap		1,439	58,042	451	50,756
Others(*2,3)		2,155	—	6,205	956

	￦	20,431	291,732	73,064	96,896

(*1)

The Company had a put option to sell shares of DS POWER Co., Ltd. and the fair value of the option is recorded in ‘Others’ in the prior year. The Company sold their shares during the year ended December 31, 2019. As described in Note 16, the Company has a right to purchase the shares of KOSPO Youngnam Power Co., Ltd., a subsidiary of the Company, and the amount is the fair value of the stock option.

(*2)

The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd., and the fair value of the obligation is recorded in ‘Others’.

(*3)	The Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors and recognized its fair value as other derivative liabilities.

(2)	Currency forward contracts which are not designated as hedging instruments as of December 31, 2019 are as follows:

	Contract date	Maturity date	Contract amounts				Contract exchange rate (in won)
Counterparty				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Hana Bank	2014.04.10	2021.07.12	￦	55,120	USD 52,000	￦	1,060.00
Hana Bank	2014.04.28	2021.07.12		50,784	USD 48,000		1,058.00
Bank of America	2014.04.29	2021.07.12		105,400	USD 100,000		1,054.00
Hana Bank	2014.05.09	2021.07.12		104,600	USD 100,000		1,046.00
Hana Bank	2017.12.22	2021.07.12		105,079	USD 100,000		1,050.79
Korea Development Bank	2017.12.27	2021.07.12		104,849	USD 100,000		1,048.49
Citibank	2019.12.30	2020.01.23		12,943	USD 11,167		1,159.10
Standard Chartered	2019.12.17	2020.01.02		73,871	EUR 56,800		1,300.57
Nonghyup Bank	2019.12.02	2020.01.03		9,436	USD 8,000		1,179.55
Mizuho Bank	2019.12.03	2020.01.06		9,482	USD 8,000		1,185.25
Hana Bank	2019.12.04	2020.01.07		8,350	USD 7,000		1,192.82
Kookmin Bank	2019.12.05	2020.01.09		11,895	USD 10,000		1,189.45
CCB	2019.12.05	2020.01.09		11,895	USD 10,000		1,189.50
Standard Chartered	2019.12.06	2020.01.10		11,891	USD 10,000		1,189.05
Credit Agricole	2019.12.09	2020.01.13		11,885	USD 10,000		1,188.47
Hana Bank	2019.12.10	2020.01.14		11,912	USD 10,000		1,191.23
Korea Development Bank	2019.12.11	2020.01.15		11,925	USD 10,000		1,192.50
Nonghyup Bank	2019.12.11	2020.01.15		5,962	USD 5,000		1,192.45
Mizuho Bank	2019.12.11	2020.01.15		5,963	USD 5,000		1,192.50
CCB	2019.12.12	2020.01.16		7,118	USD 6,000		1,186.35
Morgan Stanley	2019.12.16	2020.01.17		5,854	USD 5,000		1,170.85
Woori Bank	2019.12.19	2020.01.22		11,636	USD 10,000		1,163.55
Shinhan Bank	2019.12.19	2020.01.22		11,635	USD 10,000		1,163.45
CCB	2019.12.27	2020.01.31		11,597	USD 10,000		1,159.65
Kookmin Bank	2019.12.30	2020.02.03		5,786	USD 5,000		1,157.20
Shinhan Bank	2019.12.18	2020.01.07		9,901	USD 8,500		1,164.86
Hana Bank	2019.12.13	2020.01.07		4,678	USD 4,000		1,169.45
Hana Bank	2019.12.20	2020.01.07		8,136	USD 7,000		1,162.23
BNP Paribas	2019.12.27	2020.01.13		3,480	USD 3,000		1,160.10
Societe Generale	2019.12.27	2020.01.13		8,701	USD 7,500		1,160.10
Korea Development Bank	2019.12.30	2020.01.23		4,630	USD 4,000		1,157.40
BNP Paribas	2019.12.12	2020.01.16	￦	4,739	USD 4,000	￦	1,184.85
Mizuho Bank	2019.12.12	2020.01.16		3,558	USD 3,000		1,186.00
MUFG	2019.12.17	2020.01.21		5,823	USD 5,000		1,164.60
Nova Scotia	2019.12.17	2020.01.21		5,824	USD 5,000		1,164.70
BNP Paribas	2019.12.20	2020.01.22		2,290	USD 1,975		1,159.48
Nonghyup Bank	2019.12.20	2020.01.22		11,605	USD 10,000		1,160.50
Nova Scotia	2019.12.30	2020.02.03		5,778	USD 5,000		1,155.65
Mizuho Bank	2019.12.30	2020.02.03		5,777	USD 5,000		1,155.30
HSBC	2019.12.13	2020.09.10		46,580	USD 40,000		1,164.50
Nova Scotia	2019.12.13	2020.09.10		34,959	USD 30,000		1,165.30
Nova Scotia	2019.12.16	2020.12.03		11,657	USD 10,000		1,165.70
Nonghyup Bank	2019.12.16	2020.12.03		23,324	USD 20,000		1,166.20
Mizuho Bank	2019.12.17	2020.01.10		10,537	USD 9,000		1,170.80
Mizuho Bank	2019.12.19	2020.01.13		9,314	USD 8,000		1,164.30
Mizuho Bank	2019.12.24	2020.01.04		5,228	USD 4,500		1,161.85
HSBC	2019.12.26	2020.01.23		10,443	USD 9,000		1,160.30
Mizuho Bank	2019.12.30	2020.01.23		4,624	USD 4,000		1,155.90
Standard Chartered	2019.12.03	2020.01.06		315	USD 266		1,186.05
Nova Scotia	2019.12.06	2020.01.10		4,393	USD 3,700		1,187.35
Credit Agricole	2019.12.06	2020.01.10		4,761	USD 4,000		1,190.35
Nova Scotia	2019.12.10	2020.01.13		1,491	USD 1,250		1,192.70
Standard Chartered	2019.12.12	2020.01.16		8,303	USD 7,000		1,186.10
Credit Agricole	2019.12.12	2020.01.16		5,930	USD 5,000		1,185.95
Societe Generale	2019.12.12	2020.01.16		5,931	USD 5,000		1,186.20
Nova Scotia	2019.12.12	2020.01.16		6,525	USD 5,500		1,186.30
Standard Chartered	2019.12.16	2020.01.21		9,367	USD 8,000		1,170.90
Nova Scotia	2019.12.17	2020.01.21		4,648	USD 4,000		1,162.00
Hana Bank	2019.12.19	2020.01.23		6,055	USD 5,200		1,164.40
Woori Bank	2019.12.20	2020.01.28		9,414	USD 8,100		1,162.20
Shinhan Bank	2019.12.20	2020.01.28		4,939	USD 4,250		1,162.15
Shinhan Bank	2019.12.20	2020.01.28		5,806	USD 5,000		1,161.25
Shinhan Bank	2019.12.26	2020.01.30		7,539	USD 6,500		1,159.85
Woori Bank	2019.12.26	2020.01.30		4,060	USD 3,500		1,159.90
Shinhan Bank	2019.12.30	2020.02.03		4,049	USD 3,500		1,156.80
Hana Bank	2019.07.31	2020.07.14		4,993	USD 4,257		1,173.00

(3)	Currency swap contracts which are not designated as hedging instruments as of December 31, 2019 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won, USD)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Standard Chartered	2014~2029	￦	102,470	USD 100,000	3.14%	3.57%	￦	1,024.70
Societe Generale	2014~2024		105,017	USD 100,000	4.92%	5.13%		1,050.17
Hana Bank	2015~2024		107,970	USD 100,000	4.75%	5.13%		1,079.70
Credit Agricole	2015~2024		94,219	USD 86,920	4.85%	5.13%		1,083.97
Woori Bank	2019~2027		21,708	USD 19,417	5.04%	6.75%		1,118.00
Woori Bank	2019~2024		296,000	USD 250,000	1.21%	2.50%		1,184.00
Korea Development Bank	2019~2024		177,600	USD 150,000	1.24%	2.50%		1,184.00
Hana Bank	2019~2024		118,400	USD 100,000	1.24%	2.50%		1,184.00
Citibank	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
JP Morgan	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
Bank of America	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
Shinhan Bank	2016~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
HSBC	2012~2022		111,770	USD 100,000	2.89%	3.00%		1,117.70
Hana Bank	2012~2022		111,770	USD 100,000	2.87%	3.00%		1,117.70
Standard Chartered	2012~2022		111,770	USD 100,000	2.89%	3.00%		1,117.70
Deutsche Bank	2012~2022		55,885	USD 50,000	2.79%	3.00%		1,117.70
Nomura	2015~2025		111,190	USD 100,000	2.60%	3.25%		1,111.90
Korea Development Bank	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
Woori Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Hana Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Woori Bank	2017~2027		111,610	USD 100,000	2.25%	3.13%		1,116.10
Korea Development Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Hana Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Korea Development Bank	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
Shinhan Bank	2018~2028		115,388	HKD 850,000	2.66%	3.35%		135.75
Korea Development Bank	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
Woori Bank	2018~2023		170,280	USD 150,000	2.18%	3.75%		1,135.20
Hana Bank	2018~2023		113,520	USD 100,000	2.17%	3.75%		1,135.20
Shinhan Bank	2018~2023		227,040	USD 200,000	2.17%	3.75%		1,135.20
Citibank	2019~2024		239,956	CHF 200,000	1.44%	0.00%		1,199.78
Korea Development Bank	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
HSBC	2019~2024		USD 205,500	AUD 300,000	3M Libor+0.78%	3M BBSW+0.97%		0.69

(4)	Currency swap contracts which are designated as hedging instruments as of December 31, 2019 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won, USD)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
HSBC	2014~2020	￦	99,901	AUD 100,000	3.52%	5.75%	￦	999.01
HSBC	2014~2020		100,482	AUD 100,000	3.48%	5.75%		1,004.82
Standard Chartered	2013~2020		USD 117,250	AUD 125,000	3M Libor + 1.25%	5.75%		0.94
Standard Chartered	2014~2020		126,032	USD 117,250	3.55%	3M Libor + 1.25%		1,074.90
Korea Development Bank	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
Hana Bank	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
Export-import bank of Korea	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
Korea Development Bank	2016~2021		121,000	USD 100,000	2.15%	2.50%		1,210.00
Morgan Stanley	2016~2021		121,000	USD 100,000	3M Libor + 2.10%	2.50%		1,210.00
BNP Paribas	2016~2021		121,000	USD 100,000	3M Libor + 2.10%	2.50%		1,210.00
Nomura	2017~2037		52,457	EUR 40,000	2.60%	1.70%		1,311.42
Nomura	2017~2037		59,423	SEK 450,000	2.62%	2.36%		132.05
Korea Development Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Kookmin Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Woori Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Korea Development Bank	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
BNP Paribas	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Kookmin Bank	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Korea Development Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Hana Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Kookmin Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Hana Bank	2018~2021		212,960	USD 200,000	2.10%	3.00%		1,064.80
Korea Development Bank	2018~2021		212,960	USD 200,000	2.10%	3.00%		1,064.80
Credit Agricole	2014~2020		110,680	USD 100,000	2.29%	2.50%		1,106.80
Societe Generale	2014~2020		55,340	USD 50,000	2.16%	2.50%		1,106.80
Hana Bank	2014~2020		55,340	USD 50,000	2.16%	2.50%		1,106.80
Hana Bank	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
Standard Chartered	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
HSBC	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
Nomura	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
BNP Paribas	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
HSBC	2014~2020		55,340	USD 50,000	2.21%	2.50%		1,106.80
Hana Bank	2017~2022		226,600	USD 200,000	1.94%	2.63%		1,133.00
Korea Development Bank	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00
Nomura	2017~2022		113,300	USD 100,000	1.95%	2.63%		1,133.00
Woori Bank	2017~2022		56,650	USD 50,000	1.95%	2.63%		1,133.00
Kookmin Bank	2017~2022		56,650	USD 50,000	1.95%	2.63%		1,133.00
Korea Development Bank	2018~2023	￦	169,335	USD 150,000	2.26%	3.88%	￦	1,128.90
Woori Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Credit Agricole	2018~2023		112,890	USD 100,000	2.26%	3.88%		1,128.90
Hana Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90
Kookmin Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90

(5)	Interest rate swap contracts which are not designated as hedging instruments as of December 31, 2019 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In millions of won and thousands of USD
Hana Bank	2017~2022	￦ 100,000	2.01%	3M CD + 0.24%
Hana Bank	2017~2022	100,000	2.06%	3M CD + 0.27%
Nomura(*1)	2017~2037	30,000	2.05%	3.08%
Hana Bank	2017~2021	200,000	2.45%	3M CD + 0.32%
Nomura(*2)	2018~2038	30,000	2.56%	3.75%
Hana Bank	2018~2023	200,000	2.15%	3M CD + 0.19%
Hana Bank	2018~2023	200,000	2.17%	3M CD + 0.19%
Hana Bank	2018~2023	150,000	2.03%	3M CD + 0.21%
Hana Bank	2019~2024	200,000	1.87%	3M CD + 0.13%
Societe Generale	2017~2022	200,000	3M Libor + 3.44%	3.77%
Nomura	2017~2027	52,457	3M Libor + 2.25%	2.60%
Nomura	2017~2027	59,423	3M Libor + 2.27%	2.62%
Export-Import Bank of Korea	2015~2031	USD 15,893	2.67%	6M USD Libor
ING Bank	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2015~2031	USD 7,861	2.67%	6M USD Libor

(*1)

2.05% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter. Depending on exercise of counterparty’s right, it can be reimbursed before the due on the same day of every year starting from September 18, 2022.

(*2)

2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter. Depending on exercise of counterparty’s right, it can be reimbursed before the due on the same day of every year starting from June 15, 2023.

(6)	Interest rate swap contracts which are designated as hedging instruments as of December 31, 2019 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In millions of won and thousands of USD
BNP Paribas	2009~2027	USD 92,120	4.16%	6M USD Libor
KFW	2009~2027	USD 92,120	4.16%	6M USD Libor
Export-Import Bank of Korea	2016~2036	USD 80,514	3.00%	6M USD Libor

(7)

Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2017, 2018 and 2019 are as follows and included in finance income and expenses in the consolidated statements of comprehensive income (loss):

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Other comprehensive income (loss)(*)
		2017	2018	2019	2017	2018	2019	2017	2018	2019
		In millions of won
Currency forward	￦	(41,889)	12,632	24,265	(28,223)	23,991	12,488	—	—	—
Currency swap		(843,747)	145,088	310,732	(137,376)	123,670	110,813	26,810	(12,516)	38,802
Interest rate swap		6,909	(2,949)	(16,231)	(3,362)	(364)	(36,886)	5,074	6,087	(3,075)
Other derivatives		4,060	(1,568)	(1,416)	—	—	—	—	—	—

	￦	(874,667)	153,203	317,350	(168,961)	147,297	86,415	31,884	(6,429)	35,727

(*)	For the year ended December 31, 2019, the net gain on valuation of derivatives designated as cash flow hedge of ￦19,242 million, net of tax, is included in other comprehensive income or loss.